Note 17 - Income Taxes (Detail) - Income tax expense (recovery) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Current income tax expense (recovery)	$ 2,078	$ 1,438	$ 277
Deferred income tax expense (recovery)	(853)	1,926	(3,883)
	1,225	3,364	(3,606)
Canada [Member]
Current income tax expense (recovery)	478	605	487
Deferred income tax expense (recovery)	5,177	4,230	(3,245)
United States [Member]
Current income tax expense (recovery)	446	295	311
Deferred income tax expense (recovery)	(833)	(2,515)	4,831
Other Countries [Member]
Current income tax expense (recovery)	1,154	538	(521)
Deferred income tax expense (recovery)	$ (5,197)	$ 211	$ (5,469)